Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Accounts Payable And Accrued Liabilities Table
Schedule of flow through premium liability
Balance, December 31, 2016	$-
Add:
Excess of subscription price over fair value of flow through common shares	57
Foreign currency translation adjustment	4
Less:
Income tax recovery	(7)

Balance, December 31, 2017	54
Less:
Income tax recovery	(54)

Balance, December 31, 2018	$-

Schedule of deferred royalty liability
Deferred Royalty
Liability

Balance, December 31, 2016	$-
Add:
Obligation for advance royalty payments	183
Interest	23
Less:
Advance royalty payment	(35)

Balance, December 31, 2017	171
Add:
Interest	30
Less:
Advance royalty payment	(35)
Foreign currency translation adjustment	(1)

Balance, December 31, 2018	$165